Related Party (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jan. 03, 2025	Mar. 31, 2026	Sep. 30, 2025
Related Party [Line Items]
Maturity date	Dec. 31, 2025
Matternet, Inc.[Member] | Olympic Investments, Inc. and 5G Ventures S.A. [Member]
Related Party [Line Items]
Principal amount		$ 1,500,000
Interest rate		8.00%
Percentage Convertible Notes and Warrants Holders		5.00%
January 2025 NPA [Member] | Matternet, Inc.[Member]
Related Party [Line Items]
Principal amount		$ 726,510	$ 726,510
Interest rate		20.00%	20.00%
Maturity date		Dec. 31, 2025	Dec. 31, 2025
July 2023 NPA [Member] | Matternet, Inc.[Member]
Related Party [Line Items]
Principal amount			$ 1,500,000
Interest rate			8.00%
Maturity date		Jul. 31, 2025	Jul. 31, 2025